Financial Guarantees and Condensed Consolidating Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet
As of March 31, 2015

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$3,026	$91,898	$65,677	$—	$160,601
Accounts receivable, net	—	48,403	203,478	—	251,881
Inventories, net	—	56,117	101,659	(760)	157,016
Deferred income taxes	—	3,081	15,904	(3,027)	15,958
Other current assets	10,595	16,748	52,032	—	79,375
Total current assets	13,621	216,247	438,750	(3,787)	664,831
Property, plant and equipment, net	5,229	199,584	602,431	—	807,244
Goodwill	—	55,999	145,348	—	201,347
Intangible assets, net	32,688	116,595	22,693	—	171,976
Net investment in and advances to (from) subsidiaries	1,389,585	429,901	(774,303)	(1,045,183)	—
Deferred income taxes	2,315	—	19,337	(1,579)	20,073
Other noncurrent assets	281	7,273	28,736	—	36,290
Total assets	$1,443,719	$1,025,599	$482,992	$(1,050,549)	$1,901,761
LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	$1,139	$—	$24,603	$—	$25,742
Accounts payable and accrued liabilities	36,928	55,903	189,077	—	281,908
Income taxes payable	169	756	6,794	—	7,719
Deferred income taxes	2,896	—	10,162	(2,159)	10,899
Current portion of long-term debt	7,145	—	31,424	—	38,569
Total current liabilities	48,277	56,659	262,060	(2,159)	364,837
Long-term debt	1,408,345	—	2,851	—	1,411,196
Deferred income taxes	—	14,699	25,316	(2,447)	37,568
Other noncurrent liabilities	258	36,257	64,216	—	100,731
Total liabilities	1,456,880	107,615	354,443	(4,606)	1,914,332
Redeemable noncontrolling interest	76,584	—	—	—	76,584
Common stock	—	—	16,966	(16,966)	—
AVINTIV Specialty Materials Inc. shareholders’ equity	(89,745)	917,984	110,993	(1,028,977)	(89,745)
Noncontrolling interest	—	—	590	—	590
Total (deficit) equity	(89,745)	917,984	128,549	(1,045,943)	(89,155)
Total liabilities, redeemable noncontrolling interest and equity	$1,443,719	$1,025,599	$482,992	$(1,050,549)	$1,901,761

Condensed Consolidating Balance Sheet
As of December 31, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$34,720	$76,744	$67,027	$—	$178,491
Accounts receivable, net	—	39,504	208,223	—	247,727
Inventories, net	—	54,044	120,775	(1,118)	173,701
Deferred income taxes	—	3,279	16,523	(3,026)	16,776
Other current assets	10,465	19,250	59,406	—	89,121
Total current assets	45,185	192,821	471,954	(4,144)	705,816
Property, plant and equipment, net	5,445	204,800	659,985	—	870,230
Goodwill	—	55,999	164,555	—	220,554
Intangible assets, net	34,529	118,283	26,099	—	178,911
Net investment in and advances to (from) subsidiaries	1,437,946	494,906	(811,794)	(1,121,058)	—
Deferred income taxes	1,578	—	18,232	(1,579)	18,231
Other noncurrent assets	285	7,111	34,035	—	41,431
Total assets	$1,524,968	$1,073,920	$563,066	$(1,126,781)	$2,035,173
LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	$405	$—	$17,260	$—	$17,665
Accounts payable and accrued liabilities	39,529	64,552	217,232	—	321,313
Income taxes payable	223	2,986	6,427	—	9,636
Deferred income taxes	2,322	—	10,216	(2,321)	10,217
Current portion of long-term debt	7,143	—	24,749	—	31,892
Total current liabilities	49,622	67,538	275,884	(2,321)	390,723
Long-term debt	1,410,059	—	23,224	—	1,433,283
Deferred income taxes	—	14,897	23,760	(2,434)	36,223
Other noncurrent liabilities	461	36,839	72,264	—	109,564
Total liabilities	1,460,142	119,274	395,132	(4,755)	1,969,793
Redeemable noncontrolling interest	89,181	—	—	—	89,181
Common stock	—	—	16,966	(16,966)	—
AVINTIV Specialty Materials Inc. shareholders’ equity	(24,355)	954,646	150,414	(1,105,060)	(24,355)
Noncontrolling interest	—	—	554	—	554
Total equity	(24,355)	954,646	167,934	(1,122,026)	(23,801)
Total liabilities and equity	$1,524,968	$1,073,920	$563,066	$(1,126,781)	$2,035,173

Condensed Consolidating Balance Sheets
As of December 31, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$34,720	$76,744	$67,027	$—	$178,491
Accounts receivable, net	—	39,504	208,223	—	247,727
Inventories, net	—	54,044	120,775	(1,118)	173,701
Deferred income taxes	—	3,279	16,523	(3,026)	16,776
Other current assets	10,465	19,250	59,406	—	89,121
Total current assets	45,185	192,821	471,954	(4,144)	705,816
Property, plant and equipment, net	5,445	204,800	659,985	—	870,230
Goodwill	—	55,999	164,555	—	220,554
Intangible assets, net	34,529	118,283	26,099	—	178,911
Net investment in and advances to (from) subsidiaries	1,437,946	494,906	(811,794)	(1,121,058)	—
Deferred income taxes	1,578	—	18,232	(1,579)	18,231
Other noncurrent assets	285	7,111	34,035	—	41,431
Total assets	$1,524,968	$1,073,920	$563,066	$(1,126,781)	$2,035,173
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term borrowings	$405	$—	$17,260	$—	$17,665
Accounts payable and accrued liabilities	39,529	64,552	217,232	—	321,313
Income taxes payable	223	2,986	6,427	—	9,636
Deferred income taxes	2,322	—	10,216	(2,321)	10,217
Current portion of long-term debt	7,143	—	24,749	—	31,892
Total current liabilities	49,622	67,538	275,884	(2,321)	390,723
Long-term debt	1,410,059	—	23,224	—	1,433,283
Deferred income taxes	—	14,897	23,760	(2,434)	36,223
Other noncurrent liabilities	461	36,839	72,264	—	109,564
Total liabilities	1,460,142	119,274	395,132	(4,755)	1,969,793
Redeemable noncontrolling interest	89,181	—	—	—	89,181
Common stock	—	—	16,966	(16,966)	—
Other shareholders’ (deficit) equity	(24,355)	954,646	150,414	(1,105,060)	(24,355)
Noncontrolling interests	—	—	554	—	554
Total shareholders' (deficit) equity	(24,355)	954,646	167,934	(1,122,026)	(23,801)
Total liabilities and shareholders' equity	$1,524,968	$1,073,920	$563,066	$(1,126,781)	$2,035,173

Condensed Consolidating Balance Sheets
As of December 28, 2013

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$2,068	$13,103	$70,893	$—	$86,064
Accounts receivable, net	—	46,828	147,999	—	194,827
Inventories, net	—	46,428	109,646	—	156,074
Deferred income taxes	385	2,438	2,318	(2,823)	2,318
Other current assets	1,887	12,696	44,513	—	59,096
Total current assets	4,340	121,493	375,369	(2,823)	498,379
Property, plant and equipment, net	2,756	207,256	442,768	—	652,780
Goodwill	—	54,683	60,645	—	115,328
Intangible assets, net	31,525	125,146	12,728	—	169,399
Net investment in and advances to (from) subsidiaries	1,013,856	615,314	(363,414)	(1,265,756)	—
Deferred income taxes	—	—	2,582	—	2,582
Other noncurrent assets	298	8,869	16,885	—	26,052
Total assets	$1,052,775	$1,132,761	$547,563	$(1,268,579)	$1,464,520
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term borrowings	$410	$—	$2,062	$—	$2,472
Accounts payable and accrued liabilities	36,510	61,950	209,271	—	307,731
Income taxes payable	369	—	3,244	—	3,613
Deferred income taxes	—	—	194	1,148	1,342
Current portion of long-term debt	3,039	—	10,758	—	13,797
Total current liabilities	40,328	61,950	225,529	1,148	328,955
Long-term debt	850,767	—	29,632	—	880,399
Deferred income taxes	974	12,543	23,689	(3,970)	33,236
Other noncurrent liabilities	1,810	31,718	28,663	—	62,191
Total liabilities	893,879	106,211	307,513	(2,822)	1,304,781
Common stock	—	—	16,966	(16,966)	—
Other shareholders’ (deficit) equity	158,896	1,026,550	222,241	(1,248,791)	158,896
Noncontrolling interests	—	—	843	—	843
Total shareholders' (deficit) equity	158,896	1,026,550	240,050	(1,265,757)	159,739
Total liabilities and shareholders' equity	$1,052,775	$1,132,761	$547,563	$(1,268,579)	$1,464,520

Condensed Consolidating Statement of Operations
Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Three Months Ended March 31, 2015

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$141,800	$327,774	$(8,336)	$461,238
Cost of goods sold	—	(108,769)	(255,387)	8,336	(355,820)
Gross profit	—	33,031	72,387	—	105,418
Selling, general and administrative expenses	(15,991)	(13,206)	(35,792)	—	(64,989)
Special charges, net	(2,682)	(738)	(2,602)	—	(6,022)
Other operating, net	264	(564)	1,723	—	1,423
Operating income (loss)	(18,409)	18,523	35,716	—	35,830
Other income (expense):
Interest expense	(16,251)	(1,898)	(9,484)	—	(27,633)
Intercompany royalty and technical service fees	2,105	1,559	(3,664)	—	—
Foreign currency and other, net	(2,888)	879	(41,914)	—	(43,923)
Equity in earnings of subsidiaries	(7,971)	(23,585)	—	31,556	—
Income (loss) before income taxes	(43,414)	(4,522)	(19,346)	31,556	(35,726)
Income tax (provision) benefit	3,456	(3,812)	(4,192)	—	(4,548)
Net income (loss)	(39,958)	(8,334)	(23,538)	31,556	(40,274)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	—	—	(316)	—	(316)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	$(39,958)	$(8,334)	$(23,222)	$31,556	$(39,958)
Comprehensive income (loss) attributable to AVINTIV Specialty Materials Inc.	$(68,636)	$(37,363)	$(39,423)	$76,786	$(68,636)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Three Months Ended March 29, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$148,896	$286,667	$(12,979)	$422,584
Cost of goods sold	(37)	(122,587)	(238,474)	12,979	(348,119)
Gross profit	(37)	26,309	48,193	—	74,465
Selling, general and administrative expenses	(10,930)	(13,551)	(31,053)	—	(55,534)
Special charges, net	(3,965)	(532)	(4,214)	—	(8,711)
Other operating, net	12	(212)	(869)	—	(1,069)
Operating income (loss)	(14,920)	12,014	12,057	—	9,151
Other income (expense):
Interest expense	(19,931)	7,083	(5,058)	—	(17,906)
Intercompany royalty and technical service fees	2,695	1,653	(4,348)	—	—
Foreign currency and other, net	10,800	553	(6,394)	—	4,959
Equity in earnings of subsidiaries	8,285	(8,162)	—	(123)	—
Income (loss) before income taxes	(13,071)	13,141	(3,743)	(123)	(3,796)
Income tax (provision) benefit	3,591	(4,914)	(4,377)	—	(5,700)
Net income (loss)	(9,480)	8,227	(8,120)	(123)	(9,496)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	—	—	(16)	—	(16)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	$(9,480)	$8,227	$(8,104)	$(123)	$(9,480)
Comprehensive income (loss) attributable to AVINTIV Specialty Materials Inc.	$(7,793)	$9,725	$(6,060)	$(3,665)	$(7,793)

Condensed Consolidating Statements of Operations
For the Fiscal Year Ended December 31, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$594,464	$1,303,006	$(37,556)	$1,859,914
Cost of goods sold	(583)	(478,465)	(1,084,914)	37,556	(1,526,406)
Gross profit	(583)	115,999	218,092	—	333,508
Selling, general and administrative expenses	(51,197)	(55,105)	(147,978)	—	(254,280)
Special charges, net	(24,177)	(3,277)	(31,731)	—	(59,185)
Other operating, net	298	473	(2,616)	—	(1,845)
Operating income (loss)	(75,659)	58,090	35,767	—	18,198
Other income (expense):
Interest expense	(74,389)	11,678	(33,442)	—	(96,153)
Debt modification and extinguishment costs	(13,350)	—	(2,375)	—	(15,725)
Intercompany royalty and technical service fees	13,904	(10,918)	(2,986)	—	—
Foreign currency and other, net	12,460	894	(40,437)	—	(27,083)
Equity in earnings of subsidiaries	9,646	(34,131)	—	24,485	—
Income (loss) before income taxes	(127,388)	25,613	(43,473)	24,485	(120,763)
Income tax (provision) benefit	12,091	(16,064)	5,496	—	1,523
Net income (loss)	(115,297)	9,549	(37,977)	24,485	(119,240)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	—	—	(3,943)	—	(3,943)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	$(115,297)	$9,549	$(34,034)	$24,485	$(115,297)
Comprehensive income (loss)	$(166,355)	$(41,779)	$(56,270)	$98,049	$(166,355)

Condensed Consolidating Statements of Operations
For the Fiscal Year Ended December 28, 2013

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$392,212	$844,997	$(22,347)	$1,214,862
Cost of goods sold	(103)	(334,278)	(706,772)	22,347	(1,018,806)
Gross profit	(103)	57,934	138,225	—	196,056
Selling, general and administrative expenses	(44,835)	(28,744)	(79,609)	—	(153,188)
Special charges, net	(22,080)	(1,381)	(9,727)	—	(33,188)
Other operating, net	34	(442)	(2,104)	—	(2,512)
Operating income (loss)	(66,984)	27,367	46,785	—	7,168
Other income (expense):
Interest expense	(51,558)	14,655	(19,071)	—	(55,974)
Debt modification and extinguishment costs	(3,334)	—	—	—	(3,334)
Intercompany royalty and technical service fees	20,405	(4,445)	(15,960)	—	—
Foreign currency and other, net	375	(246)	(8,980)	—	(8,851)
Equity in earnings of subsidiaries	64,273	(1,179)	—	(63,094)	—
Income (loss) before income taxes	(36,823)	36,152	2,774	(63,094)	(60,991)
Income tax (provision) benefit	11,890	28,758	(4,624)	—	36,024
Net income (loss)	(24,933)	64,910	(1,850)	(63,094)	(24,967)
Less: Earnings attributable to noncontrolling interest	—	—	(34)	—	(34)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	(24,933)	64,910	(1,816)	(63,094)	(24,933)
Comprehensive income (loss)	$(18,270)	$75,369	$(1,496)	$(73,873)	$(18,270)

Condensed Consolidating Statements of Operations
For the Fiscal Year Ended December 29, 2012

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$367,548	$808,134	$(20,519)	$1,155,163
Cost of goods sold	131	(319,537)	(659,030)	20,519	(957,917)
Gross profit	131	48,011	149,104	—	197,246
Selling, general and administrative expenses	(40,053)	(24,190)	(76,533)	—	(140,776)
Special charges, net	(8,515)	(2,305)	(8,772)	—	(19,592)
Other operating, net	5	264	18	—	287
Operating income (loss)	(48,432)	21,780	63,817	—	37,165
Other income (expense):
Interest expense	(52,090)	21,192	(19,516)	—	(50,414)
Intercompany royalty and technical service fees	17,097	(4,132)	(12,965)	—	—
Foreign currency and other, net	18,938	(18,901)	(5,171)	—	(5,134)
Equity in earnings of subsidiaries	32,077	19,260	—	(51,337)	—
Income (loss) before income taxes	(32,410)	39,199	26,165	(51,337)	(18,383)
Income tax (provision) benefit	6,372	(5,886)	(8,141)	—	(7,655)
Net income (loss)	(26,038)	33,313	18,024	(51,337)	(26,038)
Comprehensive income (loss)	$(43,678)	$17,536	$481	$(18,017)	$(43,678)

Condensed Consolidating Statement of Cash Flows
Condensed Consolidating Statement of Cash Flows
For the Three Months Ended March 31, 2015

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(33,186)	$5,433	$27,224	$—	$(529)
Investing activities:
Purchases of property, plant and equipment	(186)	(3,237)	(7,587)	—	(11,010)
Proceeds from the sale of assets	—	—	532	—	532
Acquisition of intangibles and other	(113)	—	—	—	(113)
Intercompany investing activities, net	2,845	15,803	—	(18,648)	—
Net cash provided by (used in) investing activities	2,546	12,566	(7,055)	(18,648)	(10,591)
Financing activities:
Proceeds from long-term borrowings	—	—	15	—	15
Proceeds from short-term borrowings	869	—	18,105	—	18,974
Repayment of long-term borrowings	(1,788)	—	(9,997)	—	(11,785)
Repayment of short-term borrowings	(135)	—	(8,813)	—	(8,948)
Intercompany financing activities, net	—	(2,845)	(15,803)	18,648	—
Net cash provided by (used in) financing activities	(1,054)	(2,845)	(16,493)	18,648	(1,744)
Effect of exchange rate changes on cash	—	—	(5,026)	—	(5,026)
Net change in cash and cash equivalents	(31,694)	15,154	(1,350)	—	(17,890)
Cash and cash equivalents at beginning of period	34,720	76,744	67,027	—	178,491
Cash and cash equivalents at end of period	$3,026	$91,898	$65,677	$—	$160,601

Condensed Consolidating Statement of Cash Flows
For the Three Months Ended March 29, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(35,352)	$30,624	$(9,861)	$—	$(14,589)
Investing activities:
Purchases of property, plant and equipment	(746)	(5,795)	(7,574)	—	(14,115)
Acquisition of intangibles and other	(57)	—	—	—	(57)
Intercompany investing activities, net	11,035	(16,505)	50	5,420	—
Net cash provided by (used in) investing activities	10,232	(22,300)	(7,524)	5,420	(14,172)
Financing activities:
Proceeds from long-term borrowings	3,000	—	152	—	3,152
Proceeds from short-term borrowings	1,024	—	6,582	—	7,606
Repayment of long-term borrowings	(3,898)	—	(2,062)	—	(5,960)
Repayment of short-term borrowings	(478)	—	(1,471)	—	(1,949)
Intercompany financing activities, net	24,168	(11,085)	(7,663)	(5,420)	—
Net cash provided by (used in) financing activities	23,816	(11,085)	(4,462)	(5,420)	2,849
Effect of exchange rate changes on cash	—	—	(512)	—	(512)
Net change in cash and cash equivalents	(1,304)	(2,761)	(22,359)	—	(26,424)
Cash and cash equivalents at beginning of period	2,068	13,103	70,893	—	86,064
Cash and cash equivalents at end of period	$764	$10,342	$48,534	$—	$59,640

Condensed Consolidating Statements of Cash Flows
For the Fiscal Year Ended December 31, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(249,860)	$165,527	$133,481	$—	$49,148
Investing activities:
Purchases of property, plant and equipment	(3,964)	(32,731)	(45,762)	—	(82,457)
Proceeds from the sale of assets	—	—	2,306	—	2,306
Acquisition of intangibles and other	(250)	—	—	—	(250)
Acquisitions, net of cash acquired	—	—	(356,281)	—	(356,281)
Intercompany investing activities, net	(333,910)	(443,791)	791	776,910	—
Net cash provided by (used in) investing activities	(338,124)	(476,522)	(398,946)	776,910	(436,682)
Financing activities:
Issuance of common stock	750	—	—	—	750
Proceeds from long-term borrowings	628,000	—	135	—	628,135
Proceeds from short-term borrowings	1,691	—	30,400	—	32,091
Repayment of long-term borrowings	(65,085)	—	(66,368)	—	(131,453)
Repayment of short-term borrowings	(1,696)	—	(15,113)	—	(16,809)
Loan acquisition costs	(21,283)	—	—	—	(21,283)
Debt modification costs	(1,680)	—	(2,375)	—	(4,055)
Intercompany financing activities, net	79,939	374,636	322,335	(776,910)	—
Net cash provided by (used in) financing activities	620,636	374,636	269,014	(776,910)	487,376
Effect of exchange rate changes on cash	—	—	(7,415)	—	(7,415)
Net change in cash and cash equivalents	32,652	63,641	(3,866)	—	92,427
Cash and cash equivalents at beginning of period	2,068	13,103	70,893	—	86,064
Cash and cash equivalents at end of period	$34,720	$76,744	$67,027	$—	$178,491

Condensed Consolidating Statements of Cash Flows
For the Fiscal Year Ended December 28, 2013

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(97,500)	$64,440	$49,910	$—	$16,850
Investing activities:
Purchases of property, plant and equipment	(1,356)	(9,841)	(43,445)	—	(54,642)
Proceeds from the sale of assets	—	—	435	—	435
Acquisition of intangibles and other	(356)	—	(4,226)	—	(4,582)
Acquisitions, net of cash acquired	(278,970)	—	—	—	(278,970)
Intercompany investing activities, net	(12,783)	(81,373)	(15,000)	109,156	—
Net cash provided by (used in) investing activities	(293,465)	(91,214)	(62,236)	109,156	(337,759)
Financing activities:
Issuance of common stock	30,504	—	—	—	30,504
Proceeds from long-term borrowings	612,602	—	17,397	—	629,999
Proceeds from short-term borrowings	2,216	—	1,871	—	4,087
Repayment of long-term borrowings	(318,154)	—	(19,525)	—	(337,679)
Repayment of short-term borrowings	(2,619)	—	—	—	(2,619)
Loan acquisition costs	(16,102)	—	—	—	(16,102)
Intercompany financing activities, net	84,100	11,592	13,464	(109,156)	—
Net cash provided by (used in) financing activities	392,547	11,592	13,207	(109,156)	308,190
Effect of exchange rate changes on cash	—	—	904	—	904
Net change in cash and cash equivalents	1,582	(15,182)	1,785	—	(11,815)
Cash and cash equivalents at beginning of period	486	28,285	69,108	—	97,879
Cash and cash equivalents at end of period	$2,068	$13,103	$70,893	$—	$86,064

Condensed Consolidating Statements of Cash Flows
For the Fiscal Year Ended December 29, 2012

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(81,186)	$77,313	$79,344	$—	$75,471
Investing activities:
Purchases of property, plant and equipment	(26,043)	(4,021)	(21,561)	—	(51,625)
Proceeds from the sale of assets	—	1,646	14	—	1,660
Acquisition of intangibles and other	(268)	—	—	—	(268)
Intercompany investing activities, net	57,118	(37,797)	(25,218)	5,897	—
Net cash provided by (used in) investing activities	30,807	(40,172)	(46,765)	5,897	(50,233)
Financing activities:
Issuance of common stock	1,087	—	—	—	1,087
Proceeds from long-term borrowings	—	—	10,977	—	10,977
Proceeds from short-term borrowings	2,725	—	3,000	—	5,725
Repayment of long-term borrowings	(107)	—	(7,571)	—	(7,678)
Repayment of short-term borrowings	(1,933)	—	(8,000)	—	(9,933)
Loan acquisition costs	(220)	—	—	—	(220)
Intercompany financing activities, net	46,178	(23,430)	(16,851)	(5,897)	—
Net cash provided by (used in) financing activities	47,730	(23,430)	(18,445)	(5,897)	(42)
Effect of exchange rate changes on cash	—	—	(59)	—	(59)
Net change in cash and cash equivalents	(2,649)	13,711	14,075	—	25,137
Cash and cash equivalents at beginning of period	3,135	14,574	55,033	—	72,742
Cash and cash equivalents at end of period	$486	$28,285	$69,108	$—	$97,879